Subsequent Events (Details) - USD ($)						1 Months Ended	12 Months Ended
	Jan. 03, 2025	Dec. 27, 2024	Nov. 07, 2024	Nov. 01, 2024	Jan. 15, 2024	Nov. 17, 2024	Dec. 31, 2023	Dec. 15, 2022	Jan. 27, 2022	Sep. 29, 2021
Subsequent Events [Line Items]
Number of consecutive business days							10 days
Interest rate								100.00%	100.00%	3.00%
Purchase price percentage							120.00%
Sale price of ordinary shares							$ 5
Number of trading days							30 days
Exercise warrants (in Shares)		25,000
Remaining warrants (in Shares)		1,838,674
Ordinary shares (in Dollars)		$ 894,337
Aggregate gross proceeds (in Dollars)	$ 12,000,000
Purchase shares (in Shares)	3,680,982
Convresion price	$ 3.26
Forecast [Member]
Subsequent Events [Line Items]
Number of consecutive business days				30 days
Convertible Promissory Notes [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price				$ 1.1
Maturity period				12 months
Interest rate				5.00%
Convertible Promissory Notes [Member] | Bottom of Range [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 2,900,000
Convertible Promissory Notes [Member] | Top of Range [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 5,000,000
PIPE Investors [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Number of shares purchased (in Shares)					1,358,824
Conversion price					$ 1.7
Investment amount (in Dollars)					$ 2,310,000
PIPE Investors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares purchased (in Shares)			1,213,714			1,213,714
Conversion price			$ 0.7573			$ 0.7573
Investment amount (in Dollars)			$ 919,158			$ 919,158
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares in private placement (in Shares)				766,957
Gross proceeds (in Dollars)				$ 580,824
Purchase price per share.				$ 0.75
Ordinary Shares [Member]
Subsequent Events [Line Items]
Bid price per share							$ 1
Number of trading days							20 days
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Minimum bid price per share				$ 1